SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION: (Schedule of Supplementary Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Development Service Payments	$ 596	$ 4,814	$ 1,404
Contingent Payments		$ 600
Royalties	$ 253
Revenues	849	$ 5,414	$ 1,404
Research and development:
Payroll and related expenses	4,045	1,710	702
Clinical trials and development expenses	5,618	1,581	73
Other	1,017	266	311
Research and development	10,680	3,557	1,086
Selling, general and administrative:
Payroll and related expenses	3,401	1,183	587
Patent registration expenses	694	500	468
Legal, accounting and other professional services	598	403	$ 110
Board of Directors expenses	607	78
Investor relations	403	207
Other	1,326	593	$ 56
Selling, general and administrative	$ 7,029	2,964	1,221
Finance expenses:
Finance expenses on convertible loans and warrants		9,915	1,117
Other expenses	$ 23	$ 15	2
Foreign exchange loss, net			25
Total finance expenses	$ 23	$ 9,930	1,144
Finance income:
Changes in fair value of marketable securities			$ (69)
Gains from securities, net	$ (180)	$ (11)
Interest on bank deposits	(289)	(28)
Foreign exchange gains, net	(6)	(47)
Total finance income	(475)	(86)	$ (69)
Finance expenses, net	$ (452)	$ 9,844	$ 1,075